CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Q3) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2017	Sep. 30, 2016
Cash Flows From Operating Activities:
Net loss		$ (125,100)	$ (27,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of intangible assets		87,600	90,800
Depreciation in cost of sales		33,200	30,500
Depreciation in selling and administrative expenses		6,100	5,600
Impairment of other intangible assets		0	1,500
Stock-based compensation expense	[1]	166,000	0
Foreign currency transaction losses (gains), net		6,300	(2,600)
Net loss on asset dispositions		2,000	1,600
Loss on extinguishment of debt		84,500	0
Deferred income taxes		(68,100)	(45,800)
Changes in assets and liabilities:
Receivables		(65,900)	18,100
Inventories		(36,400)	(3,800)
Accounts payable		39,800	21,300
Accrued liabilities		(19,800)	3,900
Other assets and liabilities, net		(26,300)	12,700
Net cash provided by operating activities		83,900	106,800
Cash Flows From Investing Activities:
Capital expenditures		(36,400)	(46,300)
Net cash paid in business combinations		(18,800)	(18,800)
Net cash received in business divestitures		0	4,900
Proceeds from the termination of derivatives		6,200	0
Disposals of property, plant and equipment		5,900	400
Net cash used in investing activities		(43,100)	(59,800)
Cash Flows From Financing Activities:
Principal payments on long-term debt		(2,872,200)	(20,100)
Premium paid on extinguishment of senior notes		(29,700)	0
Proceeds from long-term debt		2,010,700	1,000
Proceeds from the issuance of common stock, net of share issuance costs		893,300	2,900
Purchase of treasury stock		(2,600)	(12,600)
Purchase of shares from noncontrolling interests		(5,200)	0
Payments of debt issuance costs		(2,900)	(1,100)
Other		400	(900)
Net cash used in financing activities		(8,200)	(30,800)
Effect of exchange rate changes on cash and cash equivalents		14,600	(2,300)
Net increase in cash and cash equivalents		47,200	13,900
Cash and cash equivalents, beginning of period		255,803	228,322
Cash and cash equivalents, end of period		303,000	242,200
Supplemental Cash Flow Information
Cash paid for income taxes		47,400	22,700
Cash paid for interest		118,100	137,200
Capital expenditures in accounts payable		3,000	5,900
Property and equipment acquired under capital leases		0	7,700
Expenditures directly related to our initial public offering in accounts payable		$ 200	$ 0

[1]	Represents stock-based compensation expense recognized for stock options outstanding for the three months and nine months ended September 30, 2017 of $7.8 million and $69.2 million, respectively, and DSUs granted to employees at the date of the initial public offering for the three months and nine months ended September 30, 2017 of $2.0 million and $96.8 million, respectively. See Note 9 "Stock-Based Compensation".